Supplemental Information (Derivatives and Hedging - Counterparty Credit Risk) (Details) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Derivative, Credit Risk Related Contingent Features [Abstract]
Securities held as collateral	$ 388	$ 1,277
Cash collateral	(3,435)	(1,141)
Amounts Offset In Statement Of Financial Position [Member]
Derivative, Credit Risk Related Contingent Features [Abstract]
Cash collateral	$ (4,124)	$ (1,784)